Equity instrument income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Instrument Income
Financial Assets Measured At Fair Value Through Profit Or Loss	R$ 18,658	R$ 33,985	R$ 89,563
Financial Assets Measured At Fair Value Through Other Comprehensive Income	3,521	4,088	477
Total	R$ 22,179	R$ 38,073	R$ 90,040